UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-09567
                                                    --------------------------

                  Principal Partners Equity Growth Fund, Inc
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(Exact name of registrant as specified in charter)

                711 High Street, Des Moines, IA 50392-2080
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(Address of principal executive offices)                   (Zip code)

         Princor Financial Services Corporation, Des Moines, IA 50392-2080
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(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                  Shares

                                  Held                             Value

----------------------------------------------------------------------------------
COMMON STOCKS (98.20%)
AIRLINES (0.67%)
                                                                $
 Southwest Airlines                           28,900                418,472
APPLICATIONS SOFTWARE (5.68%)
 Mercury Interactive /1/                       9,900                433,323
 Microsoft                                   100,100              2,630,628
 Red Hat /1/ /2/                              45,200                490,420
                                                                  3,554,371
BROADCASTING SERVICES & PROGRAMMING (1.21%)
 Liberty Media /1/                            72,300                754,812
CABLE TV (1.80%)
 Rogers Communications                        42,200              1,130,116
CASINO SERVICES (2.04%)
 International Game Technology                40,800              1,277,040
CELLULAR TELECOMMUNICATIONS (3.47%)
 Nextel Communications /1/                    41,300              1,184,897
 Nextel Partners /1/                          49,700                988,533
                                                                  2,173,430
COMPUTER SERVICES (1.21%)
 Affiliated Computer Services
  /1/                                         14,000                758,660
COMPUTERS (0.90%)
 Research In Motion /1/                        7,900                563,191
COMPUTERS-INTEGRATED SYSTEMS (3.04%)
 Dell /1/                                     45,600              1,904,256
CONSULTING SERVICES (1.65%)
 Accenture /1/                                39,600              1,031,580
CRUISE LINES (1.63%)
 Carnival                                     17,700              1,019,520
DATA PROCESSING & MANAGEMENT (1.68%)
 Automatic Data Processing                    12,100                526,108
 Choicepoint /1/                              11,400                524,400
                                                                  1,050,508
DIVERSIFIED MANUFACTURING OPERATIONS (8.13%)
 Danaher                                      23,500              1,289,680
 General Electric                             72,000              2,601,360
 Tyco International                           33,200              1,199,848
                                                                  5,090,888
E-COMMERCE-SERVICES (2.34%)
 eBay /1/                                      6,900                562,350
 InterActiveCorp /1/                          37,300                903,779
                                                                  1,466,129
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.75%)
 Intel                                        71,400              1,602,930
 Xilinx                                       46,900              1,369,011
                                                                  2,971,941
ENTERPRISE SOFTWARE & SERVICE (1.49%)
 Oracle /1/                                   67,600                930,852
FIDUCIARY BANKS (3.03%)
 State Street                                 42,400              1,899,944
                                  Shares

                                  Held                             Value

----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CONSUMER LOANS (1.64%)
                                                                $
 SLM                                          20,500              1,028,895
FINANCE-INVESTMENT BANKER & BROKER (4.86%)
 Citigroup                                    40,700              1,996,335
 Morgan Stanley                               18,700              1,046,452
                                                                  3,042,787
FOOD-WHOLESALE & DISTRIBUTION (1.56%)
 Sysco                                        27,900                975,663
INTERNET BROKERS (1.82%)
 Ameritrade Holding /1/                       88,100              1,139,133
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.56%)
 Franklin Resources                           14,400                977,184
MEDICAL INSTRUMENTS (1.42%)
 Medtronic                                    17,000                892,330
MEDICAL-BIOMEDICAL/GENE (3.78%)
 Amgen /1/                                    15,500                964,720
 Biogen Idec /1/                              15,600              1,013,376
 Genentech /1/                                 8,200                391,222
                                                                  2,369,318
MEDICAL-DRUGS (1.50%)
 Elan /1/                                     35,000                942,550
MEDICAL-HMO (6.09%)
 UnitedHealth Group                           24,700              2,195,830
 WellPoint /1/                                13,300              1,615,950
                                                                  3,811,780
MULTI-LINE INSURANCE (2.17%)
 American International Group                 20,500              1,358,945
MULTIMEDIA (1.00%)
 E.W. Scripps                                 13,500                625,860
NETWORKING PRODUCTS (2.74%)
 Cisco Systems /1/                            45,300                817,212
 Juniper Networks /1/                         35,800                899,654
                                                                  1,716,866
OIL & GAS DRILLING (2.19%)
 Transocean Sedco Forex /1/                   31,100              1,368,400
OIL-FIELD SERVICES (1.26%)
 Schlumberger                                 11,600                789,264
RETAIL-BUILDING PRODUCTS (0.86%)
 Home Depot                                   13,000                536,380
RETAIL-CONSUMER ELECTRONICS (0.42%)
 Best Buy                                      4,900                263,571
RETAIL-DISCOUNT (4.42%)
 Target                                       18,600                944,322
 Wal-Mart Stores                              34,800              1,823,520
                                                                  2,767,842
RETAIL-DRUG STORE (1.59%)
 Walgreen                                     23,400                997,074
                                  Shares

                                  Held                             Value

----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (1.14%)
                                                                $
 Kohl's /1/                                   15,200                714,552
SCHOOLS (1.35%)
 Apollo Group /1/                             10,800                844,452
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (4.07%)
 Analog Devices                               35,700              1,281,273
 Marvell Technology Group /1/                 17,200                575,340
 Maxim Integrated Products                    17,700                690,477
                                                                  2,547,090
TELECOMMUNICATION EQUIPMENT (0.50%)
 Lucent Technologies-Warrants
  /1/                                          3,474                  4,047
 Qualcomm                                      8,300                309,092
                                                                    313,139
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.51%)
 Corning /1/                                  86,300                944,122
THERAPEUTICS (1.76%)
 Gilead Sciences /1/                          33,300              1,102,230
WEB PORTALS (2.27%)
 Google /1/ /2/                                1,600                313,008
 Yahoo /1/                                    31,500              1,109,115
                                                                  1,422,123
                                TOTAL COMMON STOCKS              61,487,260

                                  Maturity
                                  Amount                           Value

----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.27%)
 Lehman Brothers; 2.42% dated
  01/31/05 maturing 02/01/05
  (collateralized by U.S.
  Treasury; $807,907; 11/15/06)
  /3/                                       $798,054            $   798,000
                        TOTAL REPURCHASE AGREEMENTS                 798,000
                                                                -----------

               TOTAL PORTFOLIO INVESTMENTS (99.47%)              62,285,260
CASH, RECEIVABLES AND
 OTHER ASSETS, NET OF
 LIABILITIES (0.53%)                                                329,869
                         TOTAL NET ASSETS (100.00%)             $62,615,129
                                                                -------------

/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 5,297,994
Unrealized Depreciation                       (6,977,294)
                                             -----------
Net Unrealized Appreciation (Depreciation)    (1,679,300)
Cost for federal income tax purposes         $63,964,560


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Equity Growth Fund, Inc
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
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         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------